Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001130713
Registrant Name	Beyond, Inc.
Registration File Number	333-280076
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES